SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 1,123,072	$ 1,217,459
Revenue Transferred Over Time [Member]
IfrsStatementLineItems [Line Items]
Revenue	909,323	1,008,834
Revenue Transferred at Point in Time [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 213,749	$ 208,625